General information, recapitalization and basis of presentation	12 Months Ended
Dec. 31, 2019
General information, recapitalization and basis of presentation
General information, recapitalization and basis of presentation

1              General information, recapitalization and basis of presentation

1.1         General information

OneConnect Financial Technology Co., Ltd. (the “Company”) was incorporated in the Cayman Islands on October 30, 2017 as an exempted company with limited liability under the Companies Law (Cap. 22, Law 3 of 1961 as consolidated and revised) of the Cayman Islands. The address of the Company’s registered office is PO Box 309, Ugland House, Grand Cayman, KY1‑1104, Cayman Islands. The Company completed its initial public offering (“IPO”) on December 13, 2019 on the New York Stock Exchange. Each American Depositary Shares (“ADSs”) of the Company represents three ordinary shares.

The Company, its subsidiaries, its controlled structured entities (“Structured Entities”, “Variable Interest Entities” or “VIEs”) and their subsidiaries (“Subsidiaries of VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in providing cloud‑platform‑based Fintech solutions, online information service and operating support service to financial institutions (the “Listing Business”) mainly in the People’s Republic of China (the “PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly‑owned subsidiaries, VIEs and subsidiaries of VIEs in the PRC.

1.2         History and recapitalization of the Group

Prior to the completion of recapitalization (as described below) of the Group, the Listing Business was carried out through a domestic company and its subsidiaries, incorporated in the PRC, namely Shanghai OneConnect Financial Technology Co., Ltd. (“Shanghai OneConnect”). Shanghai OneConnect was incorporated on December 29, 2015 by Shenzhen Ping An Financial Technology Consulting Co., Ltd. (“Ping An Financial Technology”), a wholly owned subsidiary of Ping An Insurance (Group) Company of China, Ltd. (“Ping An Group”) and Urumqi Guang Feng Qi Investments Limited Partnership (“Guang Feng Qi”) with respective ownership of 70% and 30% after capital injection in May 2016.

On December 29, 2016, Ping An Financial Technology and Guang Feng Qi set up Shanghai Jin Ning Sheng Enterprise Management Limit Partnership (“Jin Ning Sheng”) with 3.5% and 1.5% of the shares of Shanghai OneConnect, respectively.

On February 17, 2017, Urumqi Guang Feng Rong Equity Investment Limited Partnership (“Guang Feng Rong”) purchased 2.35% of the shares of Shanghai OneConnect from Guang Feng Qi.

Recapitalization of the Group

For the purpose of introduction of overseas investors and preparation for a listing of the Company’s shares on an overseas market, Ping An Group underwent a series of recapitalization (the “Recapitalization”) to establish the Company as the ultimate holding company of the Listing Business. The Recapitalization mainly involved the following:

(i)

On September 15, 2017, OneConnect Smart Technology Co., Ltd. (Shenzhen) (“Shenzhen OneConnect”) was incorporated by the shareholders of Shanghai OneConnect with their equity interests of Shanghai OneConnect, and Shenzhen OneConnect became the sole immediate shareholder of Shanghai OneConnect. Shenzhen OneConnect and its subsidiaries are collectively defined as the “PRC Operating Entities” thereafter.

(ii)

On October 30, 2017, the Company was incorporated in the Cayman Islands by Bo Yu Limited (“Bo Yu”), a special purpose vehicle set up by Ping An Financial Technology and Sen Rong Limited (“Sen Rong”), a special purpose vehicle set up by Rong Chang Limited (“Rong Chang”), Xin Ding Heng Limited (“Xin Ding Heng”) and Yi Chuan Jin Limited (“Yi Chuan Jin”). The Company was then owned as to 44.3% and 55.7% by Bo Yu and Sen Rong, respectively.

Rong Chang is a special purpose vehicle set up by the same individual shareholders of Guang Feng Qi. Xin Ding Heng is a special purpose vehicle set up by the same individual shareholders of Jin Ning Sheng. Yi Chuan Jin is a special purpose vehicle set up by the same individual shareholders of Shenzhen Lanxin Enterprise Management Co., Ltd. (“Shenzhen Lanxin”), a company set up by Li Jie and Xu Liang (“Lanxin Shareholders”). Sen Rong was then owned as to 46.95%,  39.85% and 13.2% by Rong Chang, Yi Chuan Jin and Xin Ding Heng, respectively.

(iii)

On October 27, 2017, Jin Tai Yuan Limited ("Jin Tai Yuan") was incorporated in the British Virgin Islands. The Company was registered as a member holding 100% shares of Jin Tai Yuan on October 30, 2017 and therefore Jin Tai Yuan being a whole owned subsidiary of the Company.

(iv)	On October 30, 2017, Jin Cheng Long Limited (“Jin Cheng Long”) was incorporated in Hong Kong as a wholly owned subsidiary of Jin Tai Yuan.
(v)

On November 29, 2017, Ping An Financial Technology and Guang Feng Rong transferred 22.2% and 2.35% of their shareholdings in Shenzhen OneConnect to Shenzhen Lanxin and Jin Ning Sheng, respectively. In the meanwhile, Ping An Financial Technology entered into an Onshore Option Agreement dated November 29, 2017 (which was amended and restated on January 29, 2018) with Shenzhen Lanxin and Lanxin Shareholders pursuant to which Ping An Financial Technology was granted an option to purchase the entire share capital of Shenzhen Lanxin from Lanxin Shareholders (the “Onshore Call Option”).

(vi)	On January 4, 2018, OneConnect Technology Services Co., Ltd. (Shenzhen) (“Shenzhen OneConnect Technology”) was incorporated in the PRC as a wholly owned subsidiary of Jin Cheng Long.
(vii)

Pursuant to a series of contractual agreements dated January 9, 2018 (collectively, the “Contractual Arrangements”) between Shenzhen OneConnect Technology, Shenzhen OneConnect and its equity holders, Shenzhen OneConnect Technology is able to effectively control, recognize and receive substantially all the economic benefit of the business and operations of the PRC Operating Entities. Accordingly, the PRC Operating Entities are treated as controlled structured entities of the Company and consolidated by the Company.

(viii)

Following the completion of the Recapitalization (especially setting‑up of the offshore shareholding structure of the Group), Bo Yu, entered into an Offshore Option Agreement dated January 29, 2018 with Lanxin Shareholders and Yi Chuan Jin, pursuant to which Bo Yu was granted an option to purchase the entire share capital of Yi Chuan Jin from the shareholders of Yi Chuan Jin. .

(ix)	After the Recapitalization, the Company was owned as to 44.3% and 55.7% by Bo Yu and Sen Rong, respectively.

Other changes of the Company’s shareholders subsequent to the Recapitalization

The Company completed Round A investments (the “Round A Investments”) with 12 institutional investors (the 12 institutional investors collectively, the “Round A Investors”) in April 2018. The Round A Investors have subscribed for 99,999,999 ordinary shares of the Company at a total consideration of USD750,000,000 (approximately RMB4,750,966,000).

Upon completion of Round A Investments, Bo Yu, Sen Rong, and the “Round A Investors” become shareholders of the Company, holding respectively 39.87%,  50.13%, and 10.00% shareholding interests in the Company.

Further details of the Contractual Arrangements are set out in Note 1.2 (a) below.

Initial Public Offering

On December 13, 2019, the Company completed its initial public offering (the “IPO”) on the New York Stock Exchange. In the offering, 31,200,000 American depositary shares (“ADSs”), representing 93,600,000 ordinary shares, were newly issued and sold to the public at a price of USD10 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately RMB2,007,034,549 (USD286,838,054).

As at December 31, 2019, the Company had direct or indirect interests in the following major subsidiaries including consolidated structured entities.

				Equity interest
				held by the
				Group
	Place and date of	Issued and		December 31,	Principal activities /Place of
Company name	incorporation / establishment	paid‑in capital		2019	operations	Note
Subsidiaries
Jin Tai Yuan Limited	British Virgin Islands / October 27, 2017	USD	0.00001	100%	Investment holding, BVI
Jin Cheng Long Limited	Hong Kong /October 30, 2017	USD	1	100%	Investment holding, Hong Kong
OneConnect Financial Technology (HongKong) Limited	Hong Kong /March 15, 2018	USD	1	100%	Software and technology service, information transmission. HongKong, the PRC.	(a)
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.	Singapore /March 26, 2018	SGD	20,000,000	100%	Software and technology service, information transmission. Singapore	(a)
PT OneConnect Financial Technology Indonesia	Indonesia/December 04, 2018	IDR	10,000,000,000	100%	Software and technology service, information transmission. Indonesia	(b)
Ping An OneConnect Bank (Hong Kong) Limited	Hongkong/December 07, 2018	HKD	600,000,000	100%	Software and technology service, information transmission. HongKong, the PRC.	(c)
Shenzhen OneConnect Technology	the PRC /January 04, 2018	RMB	10,000,000	100%	Technology promotion and computer application services, Shenzhen, the PRC
Beijing Vantage Point Technology Co., Ltd.(“Vantage Point Technology”)	the PRC /July 18, 2008	RMB	13,333,529	51.67%	Software and technology service, information transmission. Beijing, the PRC.	Note 33(c), (d)
Shenzhen OneConnect Information Technology Service Company Limited (“Shenzhen OneConnect Information Technology”)	the PRC/January 31, 2019	RMB	100,000,000	51%	Software and technology service, information transmission. Shenzhen, the PRC.	(e)
Beijing BER Technology Company Ltd. ("BER Technology")	the PRC/March 30,2006	RMB	22,950,000	80%	Software and technology service, information transmission. Shenzhen, the PRC	Note 33(a)
Zhang Tong Shun (Guangzhou) Technology Co., Ltd. (“Zhang Tong Shun”)	the PRC/May 9, 2019	RMB	10,000,000	100%	Information technology advisory services, Guangzhou, the PRC	Note 33(b)

				Attributable
				equity interest
				of the Group
	Place and date of	Issued and		December 31,	Principal activities /Place of
Company name	incorporation / establishment	paid‑in capital		2019	operations	Note
VIEs
Shenzhen OneConnect	the PRC / September 15, 2017	RMB	1,200,000,000	100%	Software and technology service, information transmission. Shenzhen, the PRC.	(f)
Shenzhen E-Commerce Safety Certificates Administration Co., Ltd.(“Shenzhen CA”)	the PRC/August 11, 2000	RMB	43,500,000	98.9%	E - commerce security certificate administration, Shenzhen, the PRC	Note 33(b), (f)
Subsidiaries of the VIEs
Shanghai OneConnect*	the PRC / December 29, 2015	RMB	1,200,000,000	100%	Software and technology service, asset management and consulting. Shanghai, the PRC.	(f)
Shenzhen Kechuang Insurance Assessment Co., Ltd. (“Kechuang”)*	the PRC / August 27, 2001	RMB	4,000,000	99.90%	Insurance survey and loss adjustment. Shenzhen, the PRC.	(f)(g)

*             Subsidiaries of Shenzhen OneConnect

Notes:

(i)

On March 15, 2018 and March 26, 2018, OneConnect Financial Technology (HongKong) Co., Limited (“OneConnect(HK)”) and OneConnect Financial Technology (Singapore) Co., Pte. Ltd. (“OneConnect(Singapore)”) were incorporated by the Group in Hong Kong and Singapore, respectively.

(ii)	On December 4, 2018, OneConnect(Singapore) and OneConnect(HK) set up PT OneConnect Financial Technology Indonesia in which each holds 90% and 10% equity interest, respectively
(iii)	On December 07, 2018, Ping An OneConnect Bank (Hong Kong) Limited was incorporated by the Group in Hong Kong.
(iv)	On July 31, 2018, the Group completed its acquisition of 51.67% equity interest of Vantage Point Technology and Vantage Point Technology became a subsidiary of the Group thereafter.
(v)

On January 31, 2019, Shenzhen OneConnect Information Technology was incorporated by the Group and Shenzhen Ping An Investment Development Co., Ltd., a subsidiary of Ping An Group, with equity interests as to 51% and 49%, respectively. The capital contribution of RMB49,000,000 made by Shenzhen Ping An Investment Development Co., Ltd was recognized as capital contribution from non-controlling interest.

(vi)

These subsidiaries are controlled through Contractual Arrangements and the Group does not have legal ownership in equity of these subsidiaries, as the PRC regulations restrict foreign ownership of companies that provide value-added telecommunications services, which include activities and services operated by Shenzhen OneConnect, Shenzhen CA and their subsidiaries.

(vii)	Kechuang was established in the PRC on August 27, 2001, and were subsequently acquired by the Group at a consideration of RMB0010,001 on June 7, 2018.

PRC laws and regulations prohibit or restrict foreign ownership of companies that provide Internet‑based business, which include activities and services provided by the Group. The Group operates its business operations in the PRC through a series of contractual arrangements entered into among a wholly‑owned subsidiary of the Company and VIEs that legally owned by equity holders (“Nominee Shareholders”) authorized by the Group (collectively, “Contractual Arrangements”). The Contractual Arrangements include Exclusive Equity Option Agreement, Exclusive Business Cooperation Agreement, Exclusive Asset Option Agreement, Equity Pledge Agreement, Shareholder Voting Proxy Agreement, Letters of Undertakings and Spousal Consent Letters.

Under the Contractual Arrangements, the Company has the power to control the management, and financial and operating policies of the VIEs, has exposure or rights to variable returns from its involvement with the VIEs, and has the ability to use its power over the VIEs to affect the amount of the returns. As a result, all these VIEs are accounted for as consolidated structured entities of the Company and their financial statements have also been consolidated by the Company.

The principal terms of the Contractual Arrangements are further described below:

(a)         Contractual agreements with Shenzhen OneConnect

—Exclusive Equity Option Agreement

Pursuant to the exclusive equity option agreement dated January 29, 2018 entered into between Shenzhen OneConnect Technology, Shenzhen OneConnect, the direct shareholders of Shenzhen OneConnect, and the shareholders of the direct shareholders of Shenzhen OneConnect, namely Jie Li, Liang Xu, Wenjun Wang and Wenwei Dou (each refer to as the “Indirect Shareholder”, together with the direct shareholders of Shenzhen OneConnect, “the Shenzhen OneConnect Shareholders”) (the “Exclusive Equity Option Agreement”), Shenzhen OneConnect Technology has the irrevocable and exclusive right to purchase, or to designate one or more persons to purchase, from Shenzhen OneConnect Shareholders all or any part of their equity interests in Shenzhen OneConnect at any time and from time to time in Shenzhen OneConnect Technology’s absolute discretion to the extent permitted by PRC laws. The term of this agreement will remain effective as long as the shareholders continue to hold equity interests in Shenzhen OneConnect.

—Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement dated January 29, 2018 entered into between Shenzhen OneConnect Technology and Shenzhen OneConnect, Shenzhen OneConnect agreed to engage Shenzhen OneConnect Technology as its exclusive provider of business support, technical and consulting services, including but not limited to, technical services, network support, business consultation, equipment, leasing, market consultancy, system integration, product research and development and system maintenance. In exchange for these services, Shenzhen OneConnect shall pay a service fee, which is equal to Shenzhen OneConnect’s profit before tax, after deducting any accumulated losses of Shenzhen OneConnect and its subsidiaries from the preceding fiscal year, working capital, costs, expenses, tax and other statutory contribution in relation to the respective fiscal year. The service fee shall be paid annually and shall be wired to the designated bank account of Shenzhen OneConnect Technology upon issuance of invoice by Shenzhen OneConnect Technology. The initial term of this agreement is 10 years and may be extended for 5‑year terms indefinitely.

—Exclusive Asset Option Agreement

Pursuant to the exclusive asset option agreement dated January 29, 2018 entered into between Shenzhen OneConnect Technology, Shenzhen OneConnect and the Shenzhen OneConnect Shareholders (the “Exclusive Asset Option Agreement”), Shenzhen OneConnect Technology has the irrevocable and exclusive right to purchase, or to designate one or more persons to purchase, from Shenzhen OneConnect all or any part of its assets at any time at Shenzhen OneConnect Technology’s absolute discretion and to the extent permitted by PRC laws. The consideration shall be the higher of (a) a nominal price or (b) the lowest price as permitted under applicable PRC laws.

The Exclusive Asset Option Agreement is for an initial term of ten years and may be extended for five‑year terms indefinitely.

— Equity Pledge Agreement

Pursuant to the equity pledge agreement dated January 29, 2018 entered into between Shenzhen OneConnect Technology, Shenzhen OneConnect and the Shenzhen OneConnect Shareholders (the “Equity Pledge Agreement”), the Registered Shareholders agreed to pledge as first charge all of their equity interests in Shenzhen OneConnect to Shenzhen OneConnect Technology as collateral security for any and all of the guaranteed debt under the Contractual Arrangements and to secure the performance of their obligations under the Contractual Arrangements. During the pledge period, Shenzhen OneConnect Technology is entitled to receive any dividends or other distributable benefits arising from the equity.

The pledge in favor of Shenzhen OneConnect Technology takes effect upon the completion of registration with the relevant administration for industry and commerce and shall remain valid until after all the contractual obligations of the Shenzhen OneConnect Shareholders and Shenzhen OneConnect under the Contractual Arrangements have been fully performed and all the outstanding debts of the Shenzhen OneConnect Shareholders and Shenzhen OneConnect under the Contractual Arrangements have been fully paid.

—Shareholder Voting Proxy Agreement

Shenzhen OneConnect Technology, Shenzhen OneConnect, the Shenzhen OneConnect Shareholders and the subsidiaries of Shenzhen OneConnect entered into a shareholder voting proxy agreement on January 29, 2018. Pursuant to this agreement, each shareholder of Shenzhen OneConnect and its subsidiaries irrevocably authorizes the persons designated by Shenzhen OneConnect Technology to act on its behalf to exercise all of such shareholder’s voting and other rights associated with the shareholder’s equity interest in Shenzhen OneConnect and the subsidiaries of Shenzhen OneConnect, such as the right to appoint or designate directors, supervisors and officers, as well as the right to sell, transfer, pledge or dispose of all or any portion of the shares held by such shareholder. The term of the shareholder voting proxy agreement is the same as that of the business cooperation agreement described above.

—Letters of Undertakings

Each Indirect Shareholder signed a letter of undertakings to the Company on January 29, 2018. Under these letters, the signing Indirect Shareholder has separately irrevocably undertaken, in the event of his or her death or loss of capacity or any other events that could possibly affect his or her capacity to fulfil his or her obligations under the contractual arrangement of Shenzhen OneConnect, that he or she will unconditionally transfer his or her equity interest in Shenzhen OneConnect to any person designated by Shenzhen OneConnect Technology and the transferee will be deemed to be a party to the contractual arrangements and will assume all of his or her rights and obligations as such under the contractual arrangements. Each signing Indirect Shareholder represents that his or her spouse has no ownership interest in his or her equity interests in Shenzhen OneConnect. Each signing Indirect Shareholder further represents that in any circumstances, he or she will not, directly or indirectly, commit any conduct, measure, action or omission that is contrary to the purpose and intention of the contractual arrangements, that leads or may lead to any conflict of interest between Shenzhen OneConnect and OneConnect Financial Technology Co., Ltd. and/or its subsidiaries, and that if, during his or her performance of the contractual arrangements, there is a conflict of interest between the signing Indirect Shareholder and OneConnect Financial Technology Co., Ltd. and/or its subsidiaries, the signing Indirect Shareholder will protect the legal interests of Shenzhen OneConnect Technology under the contractual arrangements and follow the instructions of the Company.

—Spousal Consent Letters

The spouses of Jie Li, Liang Xu, Wenjun Wang and Wenwei Dou each signed a spousal consent letter on January 29, 2018. Under these letters, each signing spouse respectively agreed that he or she was aware of the equity interest beneficially owned by his or her spouse in Shenzhen OneConnect and the relevant Contractual Arrangements in connection with such equity interest. The signing spouse unconditionally and irrevocably confirmed that he or she does not have any equity interest in Shenzhen OneConnect and committed not to impose any adverse assertions upon his or her spouse’s respective equity interest. Each signing spouse further confirmed that such equity interest may be disposed of pursuant to the relevant Contractual Arrangements, and committed that he or she will take all necessary measures for the performance of those arrangements.

(b)         Contractual agreements with Shenzhen CA

Shenzhen CA and certain of its shareholders holding in the aggregate 98.9% of the equity interest in Shenzhen CA entered into a series of contractual agreements with Zhang Tong Shun in August 2019, which were amended and restated in November 2019. These agreements contain terms substantially similar to the contractual arrangements among Shenzhen OneConnect, Shenzhen OneConnect Shareholders and Shenzhen OneConnect Technology described above.

(c)         Risks in relation to the VIEs

In the opinion of the Company’s management, the Contractual Arrangements discussed above have resulted in the Company, Shenzhen OneConnect Technology and Zhang Tong Shun having the power to direct activities that most significantly impact the VIEs, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of the VIEs at its discretion. The Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Under the Contractual Agreements with the VIE, the Company can have the assets transferred out of the VIE and VIE’s subsidiaries, except for registered capital, capital reserve and PRC statutory reserves of the VIEs totaling RMB1,208 million and RMB1,254 million as of December 31, 2018 and 2019, respectively. Except for these amounts, there is no other asset of the VIE that can only be used to settle obligations of the VIE and VIE’s subsidiaries. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its Internet‑related business mainly through the VIEs, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss. As the VIEs organized in the PRC were established as limited liability companies under PRC law, their creditors do not have recourse to the general credit of Shenzhen OneConnect Technology and Zhang Tong Shun for the liabilities of the VIEs, and Shenzhen OneConnect Technology and Zhang Tong Shun do not have the obligation to assume the liabilities of these VIEs.

The Company determines that the Contractual Arrangements are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the Contractual Arrangements.

On March 15, 2019, the Foreign Investment Law was formally passed by the thirteenth National People’s Congress and it will take effect on January 1, 2020. The Foreign Investment Law will replace the Law on Sino‑Foreign Equity Joint Ventures, the Law on Sino‑Foreign Cooperative Joint Ventures and the Law on Foreign‑Capital Enterprises to become the legal foundation for foreign investment in the PRC.

The Foreign Investment Law stipulates certain forms of foreign investment. However, the Foreign Investment Law does not explicitly stipulate contractual arrangements such as those we rely on as a form of foreign investment. Notwithstanding the above, the Foreign Investment Law stipulates that foreign investment includes “foreign investors investing through any other methods under laws, administrative regulations or provisions prescribed by the State Council.’’ Future laws, administrative regulations or provisions prescribed by the State Council may possibly regard Contractual Arrangements as a form of foreign investment. If this happens, it is uncertain whether the Contractual Arrangements with the VIE and its shareholders would be recognized as foreign investment, or whether the Contractual Arrangements would be deemed to be in violation of the foreign investment access requirements. As well as the uncertainty on how the Contractual Arrangements will be handled, there is substantial uncertainty regarding the interpretation and the implementation of the Foreign Investment Law. The relevant government authorities have broad discretion in interpreting the law. Therefore, there is no guarantee that the Contractual Arrangements, the business of the VIEs and financial conditions of the Company will not be materially and adversely affected.

The Company’s ability to control VIEs also depends on rights provided to Shenzhen OneConnect Technology and Zhang Tong Shun, under the Shareholder Voting Proxy Agreement, to vote on all matters requiring shareholder approval. As noted above, the Company believes Shareholder Voting Proxy Agreement is legally enforceable, but they may not be as effective as direct equity ownership. In addition, if the corporate structure of the Group or the Contractual Arrangements between the Shenzhen OneConnect Technology, and Zhang Tong Shun,  the VIEs and their respective shareholders and subsidiaries were found to be in violation of any existing PRC laws and regulations, the relevant PRC regulatory authorities could:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure the operations, re‑apply for the necessary licenses or relocate its businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs (i.e. Shenzhen OneConnect, Shenzhen CA and their subsidiaries) of December 31, 2018 and 2019 and for the years ended December 31, 2017, 2018 and 2019.

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Total current assets	5,200,044	5,108,805
Total non‑current assets	609,798	942,638
Total assets	5,809,842	6,051,443
Total current liabilities	5,679,863	6,844,076
Total non‑current liabilities	74,464	318,775
Total liabilities	5,754,327	7,162,851

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Total revenue	581,912	1,344,412	2,137,890
Net loss	(605,733)	(15,264)	(1,284,223)
Net cash used in operating activities	(280,216)	(649,200)	(1,602,568)
Net cash (used in)/generated from investing activities	(125,741)	(2,262,895)	552,837
Net cash generated from financing activities	744,309	2,606,830	1,173,363
Net increase/(decrease) in cash and cash equivalents	338,352	(305,265)	123,632
Cash and cash equivalents, beginning of the year	78,158	416,510	111,245
Cash and cash equivalents, end of the year	416,510	111,245	234,877

The above financial statements amounts and balances have included intercompany transactions which have been eliminated on the Company’s consolidated financial statements.

As of December 31, 2018 and 2019, the total assets of Group’s VIEs were mainly consisting of cash and cash equivalents, trade receivable, contract assets, prepayments and other receivables, financial assets at fair value through profit or loss, property and equipment, intangible assets and deferred tax assets. As of December 31, 2018 and 2019, the total liabilities of VIEs were mainly consisting of trade and other payable, payroll and welfare payables, contract liabilities and short‑term borrowings.